Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of depreciation for equipment, net
Cost:	Computers and related equipment
Balance at January 1, 2020	$-
Additions	35
Balance at December 31, 2020	35
Accumulated depreciation:
Balance at January 1, 2020	-
Depreciation for the year	3
Balance at December 31, 2020	3

Depreciated cost at December 31, 2020	$32